Prepayments and other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current prepayments [abstract]
Prepayments (Current)	€ 13,523	€ 16,643	€ 9,562
Other non-current assets	54,069	7,211	€ 0
Non-current prepayments	20,000
Non-current restricted cash and cash equivalents	€ 34,100	€ 7,200